SUMMARY OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Schedule of Estimated Useful Lives of Property, Plant, and Equipment
Depreciation and amortization are computed using the straight-line method for all assets over the assets’ estimated useful lives.  Estimated useful lives are as follows:

Years
Building	20 - 40
Machinery and equipment	10 - 20
Furniture and office equipment	3 - 10
Computer hardware	3 - 6
Leasehold improvements	Over the terms of the lease or the useful life of the improvements

Asset Retirement Obligations Included in Other Liabilities
The following table presents an analysis related to our asset retirement obligations included in Other liabilities in the accompanying consolidated balance sheets:

	Year Ended December 31,
(Dollars in thousands)	2012	2011
Asset retirement obligations, January 1	$11,233	$13,660
Accretion expense	827	816
Settlement of existing liabilities	(449)	(1,625)
Adjustment to existing liabilities	419	(1,618)
Liabilities related to assets held for sale	(176)	—
Asset retirement obligations, December 31	$11,854	$11,233